Related Party Convertible Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2016
Related Party
Related Party Convertible Notes Payable

NOTE 9 – Related Party Convertible Notes Payable

As of September 30, 2017 and June 30, 2017, the Company’s related party convertible notes payable were as follows:

	Interest Rate	Term	September 30, 2017	June 30, 2017
Related party convertible notes payable	6%	6 mos. - 1 year	$563,450	$493,450
Discount			(124,618)	(227,203)
Total			$438,832	$266,247

For the three months ended September 30, 2017 and 2016, interest expense on these notes, including amortization of the discount, was $191,826 and $82,934, respectively.

The Company has determined that the conversion feature embedded in certain of the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded no interest expense for the three months ended September 30, 2017 and 2016, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.

NOTE 9 – Related Party Notes Payable

As of June 30, 2017 and 2016, the Company’s related party convertible notes payable consisted of the following:

	Interest Rate	Term	March 31, 2017	June 30, 2016
Related party convertible notes payable	6%	0 - 1 year	$493,450	$298,332
Discount			(227,203)	(277,602)
Total			$266,247	$20,730

The related party convertible notes are convertible to shares of the Company’s common stock at prices ranging from $.01 to 50% of market price. For the years ended June 30, 2017 and 2016, interest expense on these notes, including amortization of the discount, was $337,852 and $16,308, respectively.

As of June 30, 2017, Jerry Grisaffi, our former Chairman of the Board, held two notes payable with principal amounts of $200,150 and $184,300. The $200,150 note, which is due on December 19, 2017, converts at 50% of the average of the 3 lowest bid prices of the common stock during the 10 days prior to the conversion. The $184,300 note, which has been renewed through December 30, 2017, is convertible at $.01 with an anti-dilutive clause that becomes effective with any dilution of the Company’s common stock greater than 1% of the shares outstanding at the time of split. Both notes accrue interest at 6%.

During the year ended June 30, 2017 the Company made two (nonconvertible) notes payable to Mr. Grisaffi in connection with loans and previously recorded as deferred compensation. The Company repaid $25,000 on these notes during the fourth quarter of 2017. The remaining balance of principal and interest was converted to the $200,150 convertible note payable. Prior to conversion, interest expense on the notes was $2,939 for the year ended June 30, 2017.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded $44,901 and $0 of interest expense for the years ended June 30, 2017 and 2016, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.